Parent Only Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	$ (2,150)	$ (4,579)	$ (209)
Investment in subsidiaries and VIE			(7,500)
Collection of due from/(increase in due from) subsidiaries and VIE	(6,782)	(9,007)	2,828
Cash flows used in investing activities	(6,782)	(9,007)	(4,672)
Proceeds from issuance of redeemable preferred shares			8,191
Reverse Recapitalization	9	19,652
Cash flows from financing activities	9	19,652	8,191
Effect of exchange rate changes
Net change in cash and cash equivalents	(8,923)	6,066	3,310
Cash and cash equivalents at beginning of the year	9,376	3,310
Cash and cash equivalents at end of the year	$ 453	$ 9,376	$ 3,310